Significant Accounting Policies - 6K (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent accounting pronouncements

The Financial Accounting Standards Board (“FASB”) issued the following amendments which clarifies the guidance in ASU No. 2014-09 and has the same effective date as the original standard: ASU No. 2016-12 Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients and ASU No. 2016-11 Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting issued in May 2016; ASU No. 2016-10 Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing issued in April 2016; and ASU No. 2016-08 Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net) issued in March 2016. On August 12, 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers, which amends ASU No. 2014-09 (issued by the FASB on May 28, 2014 and which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard and amendments.

In March 2016, the FASB issued ASU No. 2016-09, Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting which is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. This standard is effective for public entities with annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period.  The Company believes that the implementation of this update will not have any material impact on its financial statements and has not elected early adoption.

In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments affect entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade  receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and  any other financial assets not excluded from the scope that have the contractual right to receive cash. This standard is effective for public business entities that are U.S. Securities and Exchange Commission (“SEC”) filers, with reporting periods beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2018. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

In August 2016, the FASB issued ASU No. 2016-15 Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

In November 2016, the FASB issued ASU No. 2016-18 Statement of Cash Flows (Topic 230) – Restricted Cash which addresses the presentation of changes in restricted cash and restricted cash equivalents in the statement of cash flows. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

(ab)     Recent Accounting Pronouncements
In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers (Topic 606). The FASB and the International Accounting Standards Board ("IASB") jointly issued a standard that will supersede virtually all of the existing revenue recognition guidance in U.S. GAAP and is effective for annual periods beginning on or after December 15, 2016. The standard establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard's requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity's ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. Management is in the process of accessing the impact of the new standard on Company's financial position and performance. In August 2015, the FASB issued ASU No. 2015-14 "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date", which defers the effective date of ASU 2014-09 ("Revenue from Contracts with Customers (Topic 606)")" for public business entities to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Presently, the Company is assessing what effect the adoption of these ASUs will have on its financial statements and accompanying notes.
In August 2014, the FASB issued ASU 2014-15 – Presentation of Financial Statements - Going Concern. ASU 2014-15 provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity's management to evaluate at each reporting period based on the relevant conditions and events that are known at the date when financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. The guidance is effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. Management is in the process of assessing the impact of the new standard on the Company's consolidated financial position and performance.
In February 2015, the FASB issued ASU 2015-02, "Consolidation (Topic 810) - Amendments to the Consolidation Analysis", which provides guidance for reporting entities that are required to evaluate whether they should consolidate certain legal entities. In accordance with ASU 2015-02, all legal entities are subject to reevaluation under the revised consolidation model. ASU 2015-02 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2015-02 on the consolidated financial statements.
In July 2015, the FASB issued ASU 2015-11, "Inventory (Topic 330): Simplifying the Measurement of Inventory". Topic 330, Inventory, currently requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments in this update require an entity to measure inventory within the scope of this update at the lower of cost and net realizable value.  For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this update should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period.  While the Company has not yet adopted this ASU, its adoption is not expected to have a material effect on the Company's financial statements and accompanying notes.
In August 2015, the FASB issued ASU 2015-15 "Interest—Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements—Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting (SEC Update)" to add to the FASB's Accounting Standards Codification SEC staff guidance that the SEC staff will not object to an entity presenting the costs of securing line-of-credit arrangements as an asset, regardless of whether there are any outstanding borrowings. This updated does not have any effect on the Company's financial statements and accompanying notes presented herein.
In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) which provides new guidance related to accounting for leases and supersedes existing U.S. GAAP on lease accounting. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases, unless the lease is a short term lease. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted for all public business entities upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. Management is in the process of assessing the impact of the new standard on the Company's consolidated financial position and performance.

Concentration of Credit Risk
(a)	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition. Customers individually accounting for more than 10% of the Company's revenues during the nine-month periods ended September 30, 2016 and 2015, were:

Customer	2016	2015
A	19%	-
B	12%	-
C	10%	21%
D	-	56%
E	-	23%
Total	41%	100%

(d)	Concentration of Credit Risk
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition. Customers individually accounting for more than 10% of the Company's revenues during the years ended December 31, 2015, 2014 and 2013 were:
Customer	2015	2014	2013
A	47%	-	-
B	15%	-	-
C	12%	-	-
D	10%	-	-
E	-	59%	18%
F	-	29%	-
G	-	-	16%
H	-	-	12%
I	-	-	10%
Total	84%	88%	56%